Allowance for Loan Losses (Details 6) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Loan loan	Dec. 31, 2014 USD ($) Loan loan
Loans by class modified as troubled debt restructurings
Number of Loans | Loan	5	9
Pre-Modification Outstanding Recorded Investment	$ 1,286	$ 6,127
Post-Modification Outstanding Recorded Investment	$ 1,299	$ 6,529
Commercial Real Estate And Multi Family Portfolio Segment [Member]
Loans by class modified as troubled debt restructurings
Number of Loans | loan	0	2
Pre-Modification Outstanding Recorded Investment	$ 0	$ 3,507
Post-Modification Outstanding Recorded Investment	$ 0	$ 3,750
Commercial Real Estate [Member]
Loans by class modified as troubled debt restructurings
Number of Loans | loan	4	3
Pre-Modification Outstanding Recorded Investment	$ 1,213	$ 2,106
Post-Modification Outstanding Recorded Investment	$ 1,221	$ 2,106
Home Equity Loan [Member]
Loans by class modified as troubled debt restructurings
Number of Loans | loan	1	0
Pre-Modification Outstanding Recorded Investment	$ 73	$ 0
Post-Modification Outstanding Recorded Investment	$ 78	$ 0